FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets, carrying	$ 5,938	$ 5,400
Financial assets, fair value	5,938	5,400
Financial liabilities, carrying	39,652	39,745
Financial liabilities, fair value	35,116	36,226
Financial liabilities and other liabilities, excluding lease liabilities	36,006	35,905
Preferred shares	20	20
Corporate Borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying	3,489	2,719
Financial liabilities, fair value	3,234	2,805
Non-recourse borrowings
Disclosure of financial assets [line items]
Financial liabilities, carrying	26,899	26,534
Financial liabilities, fair value	26,264	26,769
Accounts payable and other (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities, carrying	3,450	3,392
Financial liabilities, fair value	3,450	3,392
Preferred shares
Disclosure of financial assets [line items]
Financial liabilities, carrying	20	20
Financial liabilities, fair value	20	20
Financial liabilities (current and non-current)
Disclosure of financial assets [line items]
Financial liabilities, carrying	2,148	3,240
Financial liabilities, fair value	2,148	3,240
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets, carrying	1,301	1,406
Financial assets, fair value	1,301	1,406
Accounts receivable and other
Disclosure of financial assets [line items]
Financial assets, carrying	2,971	2,718
Financial assets, fair value	2,971	2,718
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets, carrying	1,666	1,276
Financial assets, fair value	$ 1,666	$ 1,276